Pension And OPEB Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net costs	$ 36	$ 35	$ 110	$ 107	$ 143	$ 138	$ 157
Less amounts deferred principally as property or a regulatory asset	(17)	(25)	(52)	(76)	(98)	(100)	(113)
Net amounts recognized as expense	19	10	58	31	45	38	44
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	7	6	21	18	24	23	25
Interest cost	29	32	89	98	131	134	131
Expected return on assets	(29)	(28)	(89)	(86)	(115)	(122)	(115)
Amortization of net loss	12	11	36	33	45	41	63
Net costs	19	21	57	63	85	76	104
Net amounts recognized as expense					29	76	78
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	1	6	5	7	7	7
Interest cost	11	12	33	36	47	49	43
Expected return on assets	(2)	(2)	(6)	(6)	(8)	(9)	(10)
Amortization of prior service cost	(8)	(5)	(21)	(15)	(20)	(20)	(20)
Amortization of net loss	14	8	41	24	32	35	33
Net costs	$ 17	$ 14	$ 53	$ 44	58	62	53
Net amounts recognized as expense					$ 107	$ 57	$ 79